Properties (Breakdown of Properties) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Properties including finance leases
Cost	$ 62,011	$ 60,063
Accumulated Depreciation	17,394	16,526
Net	44,617	43,537
Finance leases included in properties
Cost	568	545
Accumulated Depreciation	152	143
Net	416	402
Property additions, net of finance leases
Property additions	$ 3,187	2,750	$ 2,891
Track and Roadway [Member]
Properties including finance leases
Depreciation rate	2.00%
Cost	$ 45,370	44,037
Accumulated Depreciation	10,506	9,977
Net	34,864	34,060
Finance leases included in properties
Cost	406	405
Accumulated Depreciation	105	100
Net	$ 301	305
Rolling Stock [Member]
Properties including finance leases
Depreciation rate	4.00%
Cost	$ 8,544	8,233
Accumulated Depreciation	3,401	3,295
Net	5,143	4,938
Finance leases included in properties
Cost	28	12
Accumulated Depreciation	1	1
Net	$ 27	11
Building [Member]
Properties including finance leases
Depreciation rate	3.00%
Cost	$ 2,254	2,202
Accumulated Depreciation	782	750
Net	1,472	1,452
Finance leases included in properties
Cost	27	27
Accumulated Depreciation	12	11
Net	$ 15	16
Information Technology [Member]
Properties including finance leases
Depreciation rate	10.00%
Cost	$ 2,879	2,670
Accumulated Depreciation	1,331	1,156
Net	$ 1,548	1,514
Other [Member]
Properties including finance leases
Depreciation rate	5.00%
Cost	$ 2,964	2,921
Accumulated Depreciation	1,374	1,348
Net	1,590	1,573
Finance leases included in properties
Cost	107	101
Accumulated Depreciation	34	31
Net	73	70
Land [Member]
Properties including finance leases
Net	2,497	2,483
Software Development [Member]
Properties including finance leases
Net	203	213
Track And Railway Infrastructure [Member]
Property additions, net of finance leases
Property additions	1,529	1,490
Right-of-Way Access [Member]
Finance leases included in properties
Net	$ 106	$ 106